Assets By Product Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets under IFRS	$ 56,462		$ 51,273
Total Assets	53,843		48,965
Investments in unconsolidated subsidiaries and affiliates under IFRS	681		620
Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	645		594
Adjustments [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	(2,217)		(2,072)
Identifiable Asset [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	49,954		44,997
Tax [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	2,020	[1]	2,019	[1]
Treasury [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	4,488	[2]	4,257	[2]
Ifrs Adjustments [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	(2,619)		(2,308)
Investments in unconsolidated subsidiaries and affiliates under IFRS	(36)		(26)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	23,555		21,178
Total Assets	35,367		33,519
Investments in unconsolidated subsidiaries and affiliates under IFRS	552		504
Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	3,049		3,039
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	9,207		8,206
Investments in unconsolidated subsidiaries and affiliates under IFRS	251		248
Industrial Activities [Member] | Construction equipment [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	2,688		2,573
Investments in unconsolidated subsidiaries and affiliates under IFRS	1		1
Industrial Activities [Member] | Commercial Vehicle Products Group [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	9,902		8,766
Investments in unconsolidated subsidiaries and affiliates under IFRS	312		264
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	2,815		2,521
Investments in unconsolidated subsidiaries and affiliates under IFRS	5		5
Industrial Activities [Member] | Other Activity [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	7,538		10,339
Industrial Activities [Member] | Unallocated [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	(8,595)		(11,227)
Investments in unconsolidated subsidiaries and affiliates under IFRS	(17)		(14)
Financial services [Member]
Segment Reporting Information [Line Items]
Total assets under IFRS	28,616		25,891
Total Assets	28,932		26,158
Investments in unconsolidated subsidiaries and affiliates under IFRS	129		116
Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	$ 129		$ 116

[1]	Includes deferred tax assets and direct tax receivables
[2]	Includes cash and cash equivalents, financing receivables, securities and derivative assets of Industrial Activities.